Income Taxes (Tables)	12 Months Ended
Dec. 30, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
Our income tax provision for the years ended December 30, 2013, December 31, 2012 and December 26, 2011 consists of the following:

	2013	2012	2011
Current
Federal	$—	$—	$—
State	61,880	75,000	21,000
Subtotal Current	61,880	75,000	21,000
Deferred
Federal	544,463	510,496	96,649
State	49,416	36,244	(7,332)
Subtotal Deferred	593,879	546,740	89,317
Total income tax provision	$655,759	$621,740	$110,317

Schedule of Effective Income Tax Rate Reconciliation
Total income tax expense differed from the amount which would have been provided by applying the statutory federal income tax rate of 35% to earnings before taxes as follows:

	2013	2012	2011
Income tax expense (benefit) at federal statutory rate	$(1,070,769)	$129,094	$19,151
State income taxes	(120,231)	86,717	23,535
Increase in valuation allowance	2,624,967	283,805	247,457
Equity-based compensation	25,702	47,983	72,847
Deferred taxes	(758,016)	56,749	2,464
Meals and entertainment	25,245	17,392	12,283
Other permanent items	(71,139)	—	—
Bargain purchase gain	—	—	(267,420)
Total income tax provision	$655,759	$621,740	$110,317

Schedule of Deferred Tax Assets and Liabilities
Significant components of our deferred tax assets and liabilities at December 30, 2013 and December 31, 2012 are as follows:

	2013	2012
Current:
Deferred tax assets:
Allowance for doubtful accounts	$4,861	$3,278
Accrued vacation payable and other	—	66,544
Valuation allowance	(2,426)	(30,218)
Net deferred tax assets, current	2,435	39,604
Non-current:
Deferred tax assets:
Net operating loss	$5,990,797	$5,310,335
Charitable contributions	74,512	54,200
Deemed landlord financing	7,594,440	4,270,694
Interest rate cap	9,512	—
Valuation allowance	(6,822,798)	(4,170,039)
Deferred tax liabilities:
Goodwill	3,394,589	2,797,790
Other identifiable intangibles	246,106	502,300
Property and equipment	5,955,156	3,914,118
Deferred rent	647,637	1,088,376
Net deferred tax liabilities, non-current	3,397,025	2,837,394
Total net deferred tax liabilities	$3,394,590	$2,797,790

Summary of Valuation Allowance
A rollforward of activity in the valuation allowances follows:

Balance at December 27, 2010	$3,668,995
Addition to valuation allowance	247,457
Deductions	—
Balance at December 26, 2011	3,916,452
Addition to valuation allowance	283,805
Deductions	—
Balance at December 31, 2012	4,200,257
Addition to valuation allowance	2,624,967
Deductions	—
Balance at December 30, 2013	$6,825,224